U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2
--------------------------------------------------------------------------------

1.   Name and address of issuer:

                         Tax Free Fund of Vermont, Inc.
                         87 North Main Street
                         Rutland, VT 05701-3257


--------------------------------------------------------------------------------


2. Name of each series or class of funds for which this Form is filed. (If the Form is being filed for all series and classes of securitiesof the issuer, check the box but do not list series or classes)

                                            [X]

--------------------------------------------------------------------------------


3.   Investment Company Act File Number:  811-6328

     Securities Act File Number:          33-41043

--------------------------------------------------------------------------------


4(a). Last day of fiscal year for which this notice is filed:

                December 31, 1999

--------------------------------------------------------------------------------

4(b). [   ] Check box if this form is being filed late (i.e., more than 90  days calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check this box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

5.   Calculation of Registration Fee

     (i)   Aggregate sale price of securities sold during the
           fiscal year pusuant to section 24(f):                                       $1,692,193

     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:                        $1,855,693

     (iii) Aggregate  price of  securities  redeemed or
           repurchased  during any prior  fiscal year ending
           no earlier  than October 11, 1995 that were
           not previously used to reduce regstration
           fees payable to the commission:                            $         0

     (iv)  Total available redemption credits
           [add items 5(ii) and 5(iii)]:                                               $1,855,693

     (v)   Net sales - if item 5(i) is greater than
           Item 5(iv) [subtract item 5(iv) from item 5(i)]:                            $ (163,500)

     (vi)  Redemption  credits  available for use in future
           years - if item 5(i) is less than item
           5(iv)[subtract item 5(iv) from item 5(i)]:                 $  (163,500)

     (vii) Multiplier for determining registration
           fee (See Instrutions C.9):                                                     .000264


     (viii)Registration fee due [multiply item 5(v)
           by item 5(vii)](enter "0" if no fee is due):                                $        0

--------------------------------------------------------------------------------

6.   Prepaid Shares

     If the Response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pusuant to rule 24e-2 as in effect before[effective date of recissionof rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registerd pusuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed are available for use by the issuer in future fiscal years, then state the number here:______.


--------------------------------------------------------------------------------

7. Interest due if this Form is being filed more than 90 days after the end of the isuuer's fiscal year (see Instuction D): 0




--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [Line 5(viii) plus line 7]: $2,568.75

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commssion's lockbox depository:


         Method of Delivery: Credit Balance on deposit in the amount of $760.91

                    [  X ]    Wire Transfer

                    [    ]    Mail or other means

--------------------------------------------------------------------------------



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*_____________________________________________________
                          William H. Hahn, CPA / Advisor

Date: March 27,2000
      -------------
    *Please print the name and title of the signing officer below the signature.